SunAmerica Asset
Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

201.324.6378 201.324.6364 Fax edward.gizzi@aig.com

Edward Gizzi
Assistant General Counsel

VIA EDGAR

May 17, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Money Market Funds, Inc. (the “Registrant”)

Securities Act File No. 2-85370

Investment Company Act File No. 811-03807

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 55 under the 1933 Act and as Amendment No. 53 under the Investment Company Act of 1940, as amended, was filed electronically on April 30, 2018.

Should members of the Staff have any questions or comments, they should call the undersigned at (201) 324-6378.

Very Truly Yours,

/s/ Edward Gizzi
Edward Gizzi